Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Acquisition of Wyeth Pro Forma Information (Detail) (King [Member], Pro Forma Consolidated Results [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
King [Member] | Pro Forma Consolidated Results [Member]
Business Acquisition [Line Items]
Revenues	$ 65,368	[1]	$ 66,540	[1]
Net income attributable to Pfizer Inc.	$ 10,228	[1]	$ 8,013	[1]
Diluted earnings per share attributable to Pfizer Inc. common shareholders	$ 1.30	[1]	$ 0.99	[1]

[1]	The pro forma information for December 31, 2011 and 2010 assumes that the acquisition of King occurred on January 1, 2010.